STF Tactical Growth & Income ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 100.1%		Shares	Value
Accommodation - 0.5%
Marriott International, Inc. - Class A		716	$199,721

Administrative and Support Services - 2.1%
Baker Hughes Co.		2,523	103,493
Booking Holdings, Inc.		85	422,316
PayPal Holdings, Inc. (a)		2,593	221,313
PDD Holdings, Inc. - ADR (a)		1,274	123,565
			870,687

Apparel Manufacturing - 0.3%
Lululemon Athletica, Inc. (a)		296	113,193

Beverage and Tobacco Product Manufacturing - 2.1%
Coca-Cola Europacific Partners PLC		1,169	89,791
Keurig Dr Pepper, Inc.		3,453	110,910
Monster Beverage Corp. (a)		2,491	130,927
PepsiCo, Inc.		3,492	530,994
			862,622

Broadcasting - 0.9%
Comcast Corp. - Class A		9,833	369,032

Broadcasting and Content Providers - 0.2%
Warner Bros Discovery, Inc. (a)		6,224	65,788

Broadline Retail - 0.5%
MercadoLibre, Inc. (a)		126	214,255

Chemical Manufacturing - 4.2%
Amgen, Inc.		1,364	355,513
AstraZeneca PLC - ADR		1,479	96,904
Biogen, Inc. (a)		273	41,747
Gilead Sciences, Inc.		3,169	292,720
Linde PLC		1,215	508,684
Regeneron Pharmaceuticals, Inc. (a)		205	146,028
Vertex Pharmaceuticals, Inc. (a)		661	266,185
			1,707,781

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.3%
Ross Stores, Inc.		849	128,428

Commercial Services - 0.5%
Cintas Corp.		1,025	187,267

Computer and Electronic Product Manufacturing - 40.9%(b)
Advanced Micro Devices, Inc. (a)		4,095	494,635
Analog Devices, Inc.		1,259	267,487
Apple, Inc.		14,969	3,748,537
Broadcom, Inc.		11,738	2,721,338
Cisco Systems, Inc.		10,244	606,445
Fortinet, Inc. (a)		1,946	183,858
GE HealthCare Technologies, Inc.		1,161	90,767
GLOBALFOUNDRIES, Inc. (a)		1,052	45,141
Intel Corp.		8,115	162,706
Lam Research Corp.		3,278	236,770
Microchip Technology, Inc.		1,002	57,465
Micron Technology, Inc.		2,809	236,405
Microsoft Corp.		7,311	3,081,586
NVIDIA Corp.		24,065	3,231,689
NXP Semiconductors NV		641	133,232
ON Semiconductor Corp. (a)		812	51,196
Palo Alto Networks, Inc. (a)		1,648	299,870
QUALCOMM, Inc.		2,822	433,516
Roper Technologies, Inc.		273	141,919
Texas Instruments, Inc.		2,313	433,711
			16,658,273

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.3%
Airbnb, Inc. - Class A (a)		1,123	147,573
Automatic Data Processing, Inc.		1,039	304,147
Verisk Analytics, Inc.		362	99,706
			551,426

Fabricated Metal Product Manufacturing - 0.3%
Axon Enterprise, Inc. (a)		199	118,270

Food Manufacturing - 0.7%
Kraft Heinz Co.		3,031	93,082
Mondelez International, Inc. - Class A		3,397	202,903
			295,985

Food Services and Drinking Places - 0.9%
DoorDash, Inc. - Class A (a)		978	164,060
Starbucks Corp.		2,160	197,100
			361,160

General Merchandise Retailers - 2.5%
Costco Wholesale Corp.		1,128	1,033,553

Machinery Manufacturing - 1.8%
Applied Materials, Inc.		2,085	339,083
ASML Holding NV		234	162,181
KLA Corp.		340	214,241
			715,505

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)		317	39,105

Merchant Wholesalers, Durable Goods - 0.6%
Copart, Inc. (a)		2,447	140,433
Fastenal Co.		1,455	104,629
			245,062

Miscellaneous Manufacturing - 1.3%
Dexcom, Inc. (a)		752	58,483
Intuitive Surgical, Inc. (a)		904	471,852
			530,335

Motor Vehicle and Parts Dealers - 0.4%
O'Reilly Automotive, Inc. (a)		145	171,941

Nonestore Retailers - 5.6%
Amazon.com, Inc. (a)		10,321	2,264,324

Oil and Gas Extraction - 0.3%
Diamondback Energy, Inc.		748	122,545

Other Information Services - 5.1%
CoStar Group, Inc. (a)		1,028	73,594
Meta Platforms, Inc. - Class A		3,413	1,998,346
			2,071,940

Professional, Scientific, and Technical Services - 8.6%
Alphabet, Inc. - Class A		5,744	1,087,339
Alphabet, Inc. - Class C		5,475	1,042,659
AppLovin Corp. - Class A (a)		756	244,816
Atlassian Corp. - Class A (a)		408	99,299
CDW Corp.		338	58,826
Cognizant Technology Solutions Corp. - Class A		1,261	96,971
IDEXX Laboratories, Inc. (a)		205	84,755
Marvell Technology, Inc.		2,201	243,100
Paychex, Inc.		915	128,301
Take-Two Interactive Software, Inc. (a)		446	82,100
Trade Desk, Inc. - Class A (a)		1,138	133,749
Workday, Inc. - Class A (a)		542	139,852
Zscaler, Inc. (a)		385	69,458
			3,511,225

Publishing Industries - 6.0%
Adobe, Inc. (a)		844	375,310
ANSYS, Inc. (a)		220	74,213
Autodesk, Inc. (a)		548	161,972
Cadence Design Systems, Inc. (a)		695	208,820
Crowdstrike Holdings, Inc. - Class A (a)		590	201,874
Datadog, Inc. - Class A (a)		791	113,026
Electronic Arts, Inc.		672	98,314
Intuit, Inc.		710	446,235
MicroStrategy, Inc. - Class A (a)		493	142,783
MongoDB, Inc. (a)		141	32,826
Palantir Technologies, Inc. - Class A (a)		5,480	414,452
Synopsys, Inc. (a)		390	189,290
			2,459,115

Rail Transportation - 0.4%
CSX Corp.		4,939	159,382

Rental and Leasing Services - 2.4%
Netflix, Inc. (a)		1,091	972,430

Telecommunications - 1.9%
Charter Communications, Inc. - Class A (a)		357	122,369
T-Mobile US, Inc.		2,974	656,451
			778,820

Transportation Equipment Manufacturing - 6.0%
Honeywell International, Inc.		1,650	372,718
PACCAR, Inc.		1,334	138,763
Tesla, Inc. (a)		4,759	1,921,875
			2,433,356

Truck Transportation - 0.2%
Old Dominion Freight Line, Inc.		545	96,138

Utilities - 1.2%
American Electric Power Co., Inc.		1,352	124,695
Constellation Energy Corp.		795	177,849
Exelon Corp.		2,545	95,794
Xcel Energy, Inc.		1,419	95,811
			494,149
TOTAL COMMON STOCKS (Cost $33,265,689)			40,802,813

PURCHASED OPTIONS - 0.2%	Notional Amount	Contracts	Value
Call Options - 0.2%			$–
NASDAQ 100 Index, Expiration: 01/17/2025; Exercise Price: $21,900.00 (c)(d)	$ 39,923,123	19	$80,655
TOTAL PURCHASED OPTIONS (Cost $354,582)			80,655

TOTAL INVESTMENTS - 100.3% (Cost $33,620,271)			40,883,468
Liabilities in Excess of Other Assets - (0.3)%			(126,299)
TOTAL NET ASSETS - 100.0%			$40,757,169
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.

STF Tactical Growth & Income ETF
Schedule of Written Options
December 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.9)%	Notional Amount	Contracts	Value
Call Options - (0.9)%
NASDAQ 100 Index, Expiration: 01/17/2025; Exercise Price: $21,350.00 (a)(b)	$(39,923,123)	(19)	$(369,455)
TOTAL WRITTEN OPTIONS (Premiums received $843,149)			$(369,455)

Percentages are stated as a percent of net assets.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$40,802,813	$–	$–	$40,802,813
Purchased Options	–	80,655	–	80,655
Total Investments	$40,802,813	$80,655	$–	$40,883,468

Liabilities:
Investments:
Written Options	$–	$(369,455)	$–	$(369,455)
Total Investments	$–	$(369,455)	$–	$(369,455)

Refer to the Schedule of Investments for further disaggregation of investment categories.